Offsetting Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 24,417	£ 18,520
Amounts offset, Assets	(5,994)	(4,559)
Net amounts reported on the balance sheet, Assets	18,423	13,961
Financial instruments, Assets	(589)	(524)
Financial collateral, Assets	(13,173)	(9,059)
Net amount, Assets	4,661	4,378
Assets not subject to enforceable netting arrangements, Assets	203,992	216,502
Balance sheet total, Assets	222,415	230,463
Gross amounts, Liabilities	18,624	20,622
Amounts offset, Liabilities	(5,994)	(4,559)
Net amounts reported on the balance sheet, Liabilities	12,630	16,063
Financial instruments, Liabilities	(589)	(524)
Financial collateral, Liabilities	(8,454)	(8,088)
Net amount, Liabilities	3,587	7,451
Assets not subject to enforceable netting arrangements, Liabilities	207,781	216,963
Balance sheet total, Liabilities	220,411	233,026
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	3,429	4,525
Amounts offset, Assets	(2,047)	(2,173)
Net amounts reported on the balance sheet, Assets	1,382	2,352
Financial instruments, Assets	(471)	(515)
Financial collateral, Assets	(823)	(1,720)
Net amount, Assets	88	117
Assets not subject to enforceable netting arrangements, Assets	50	55
Balance sheet total, Assets	1,432	2,407
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	15,625	8,826
Amounts offset, Assets	(3,157)	(1,478)
Net amounts reported on the balance sheet, Assets	12,468	7,348
Financial instruments, Assets	(118)	(9)
Financial collateral, Assets	(12,350)	(7,339)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	12,468	7,348
Gross amounts, Liabilities	11,568	9,460
Amounts offset, Liabilities	(3,157)	(1,478)
Net amounts reported on the balance sheet, Liabilities	8,411	7,982
Financial instruments, Liabilities	(118)	(9)
Financial collateral, Liabilities	(8,293)	(7,973)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	8,411	7,982
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	5,363	5,169
Amounts offset, Assets	(790)	(908)
Net amounts reported on the balance sheet, Assets	4,573	4,261
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	4,573	4,261
Assets not subject to enforceable netting arrangements, Assets	203,942	216,447
Balance sheet total, Assets	208,515	220,708
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,838	3,085
Amounts offset, Liabilities	(2,047)	(2,173)
Net amounts reported on the balance sheet, Liabilities	791	912
Financial instruments, Liabilities	(471)	(515)
Financial collateral, Liabilities	(161)	(115)
Net amount, Liabilities	159	282
Assets not subject to enforceable netting arrangements, Liabilities	27	39
Balance sheet total, Liabilities	818	951
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	4,218	8,077
Amounts offset, Liabilities	(790)	(908)
Net amounts reported on the balance sheet, Liabilities	3,428	7,169
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	3,428	7,169
Assets not subject to enforceable netting arrangements, Liabilities	207,754	216,924
Balance sheet total, Liabilities	£ 211,182	£ 224,093